                   united states
        securities and exchange commission
               washington, d.c. 20549

                    form n-csr

 certified shareholder report of registered management
               investment companies

Investment Company Act file number       811-09096

Ameriprime Funds
--------------------------------------------
(Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN                           46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            10/31
                        -----------------

Date of reporting period:  10/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

         AAM Equity Fund


           Annual Report



         October 31, 2003





          Fund Advisor:

     Appalachian Asset Management, Inc.
      1018 Kanawha Boulevard East
      Charleston, West Virginia 25301


      Toll Free (888) 905-2283

Management's Discussion & Analysis

Dear Shareholder:

     In review of the past twelve months ended October 31, 2003, the stock market has seen a nice recovery from its lows. The AAM Equity Fund has been directly affected by this strong market surge, pushing our net asset value up over 16.58% in the last twelve months. The majority of the stocks in the Fund have seen a nice recovery to their earnings and the low interest rate environment is helping to stimulate the economy.

     Our outlook continues to be cautiously optimistic. The recent economic news and the earnings announcements in October lead us to believe that our current investment mix is suitable for the next market move. The AAM Equity Fund is designed to provide long-term value relative to the stock market. As we continue to follow that objective, we have taken advantage of the recent tax law change that reduces the tax on dividends and have focused on dividend paying stocks in our recent portfolio additions.

     The financial and technology sectors of the market have led the upward move in the market over the last 6 months and we continue to maintain our position in both of these sectors. We also have large weightings in the drug sector and the energy sector, which have lagged in performance during the recent market move. However, we are still quite positive long-term for both of these sectors and are inclined to be patient with their market performance.

     Our big focus over the next few months will be to keep an eye on interest rates and we will continue to monitor the economic recovery. As we approach the Presidential election next November, all eyes will be on what effect its outcome will have on the markets over the next four years. As your investment manager, we will continue to manage the portfolio for long-term growth with a watchful eye to future developments that might affect the stock market.

     Thank you for your ownership of the AAM Equity Fund and we look forward to serving you in the future.


Knox H. Fuqua


     For more information on the Fund, please call 1-888-905-2283 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

                                            Average Annual Total Returns
                                       (for the periods ended October 31, 2003)
                                                                 Since Inception
                                        1 Year      5 Years       June 30, 1998
                                    ------------- ----------  ------------------

AAM Equity Fund                       16.58%      1.21%                  0.02%

S&P 500 Index*                        20.78%      0.53%                  0.00%

Dow Jones Industrial Average*         19.47%      4.58%                  3.59%

     *The S&P 500 Index and the Dow Jones Industrial Average Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Performance figures reflect the change in value of equity securities in the Indices. The Index returns do not reflect expenses, which have been deducted from the Fund's return.

     Growth of $10,000 Investment in the AAM Equity Fund, S&P 500 Index and the Dow Jones Industrial Average


                    AAM            DJIA           S&P 500
      6/30/98     10,000.00      10,000.00      10,000.00
     10/31/98      9,430.00       9,650.96       9,739.10
      4/30/99     11,120.00      12,220.16      11,915.10
     10/31/99     11,008.58      12,248.75      12,241.50
      4/30/00     11,821.53      12,342.99      13,121.55
     10/31/00     11,590.33      12,716.06      12,986.08
      4/30/01     10,962.97      12,545.97      11,420.17
     10/31/01      9,703.43      10,701.96       9,753.89
      4/30/02     10,401.12      11,835.03       9,978.32
     10/31/02      8,588.27      10,105.91       8,280.52
      4/30/03      8,765.63      10,322.65       8,650.79
     10/31/03     10,012.02      12,074.02      10,000.89

     The chart above assumes an initial investment of $10,000 made on June 30, 1998 (commencement of operations) and held through October 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

          AAM Equity Fund
      Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 94.19%                                      Number of
                                                                Shares        Value
                                                            ----------------------------

Beverages - 1.27%
Coca-Cola Co.                                                   4,725      $    219,240
                                                                          --------------

Biological Products (No Diagnostic Substances) - 1.69%
Amgen, Inc.  (a)                                                4,725           291,816
                                                                          --------------

Chemical & Allied Products - 1.86%
Dow Chemical Co.                                                8,500           320,365
                                                                          --------------

Computer Communication Equipment - 1.15%
Cisco Systems, Inc. (a)                                         9,475           198,786
                                                                          --------------

Computers & Office Equipment - 2.70%
Hewlett-Packard Co.                                            10,000           223,100
International Business Machines Corp.                           2,700           241,596
                                                                          --------------
                                                                                464,696
                                                                          --------------

Crude Petroleum & Natural Gas - 2.20%
EOG Resources, Inc.                                             9,000           379,260
                                                                          --------------

Drilling Oil & Gas Wells - 2.22%
Global Santa Fe Corp.                                          17,000           382,670
                                                                          --------------

Electromedical & Electrotherapeutic Apparatus - 1.19%
Medtronic, Inc.                                                 4,500           205,065
                                                                          --------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.39%
General Electric Co.                                            8,225           238,607
                                                                          --------------

Electronic Computers - 2.12%
Dell Computer Corp. (a)                                        10,100           364,812
                                                                          --------------

Finance Services - 2.51%
American Express Co.                                            5,400           253,422
First Data Corp.                                                5,000           178,500
                                                                          --------------
                                                                                431,922
                                                                          --------------

Fire, Marine & Casualty Insurance - 5.15%
American International Group, Inc.                              6,175           375,625
Berkshire Hathaway, Inc. - Class B (a)                            100           259,800
Markel Corp. (a)                                                1,000           252,390
                                                                          --------------
                                                                                887,815
                                                                          --------------

Food & Kindred Products - 1.75%
Altria Group, Inc.                                              6,500           302,250
                                                                          --------------

Hospital & Medical Service Plans - 3.14%
Amerigroup Corp  (a)                                            7,400           309,468
Anthem, Inc. (a)                                                3,375           230,951
                                                                          --------------
                                                                                540,419
                                                                          --------------

Industrial Inorganic Chemicals - 2.42%
Praxair, Inc.                                                   6,000           417,480
                                                                          --------------

Life Insurance - 1.50%
Jefferson-Pilot Corp.                                           5,400           257,796
                                                                          --------------

Malt Beverages - 2.00%
Anheuser-Busch Co.                                              7,000           344,820
                                                                          --------------

The accompanying notes are an integral part of the financial statements.

          AAM Equity Fund
  Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 94.19% - continued                          Number
                                                           of Shares            Value
                                                            ----------------------------

Miscellaneous Manufacturing Industries - 1.33%
International Game Technology                                   7,000         $ 229,250
                                                                          --------------

National Commercial Banks - 5.50%
BB&T Corp.                                                      7,725           298,726
Citigroup, Inc.                                                 8,900           421,860
SunTrust Banks, Inc.                                            3,375           226,361
                                                                          --------------
                                                                                946,947
                                                                          --------------

Oil & Gas Field Services - 1.47%
Schlumberger Ltd.                                               5,400           253,638
                                                                          --------------

Personal Credit Institutions - 2.12%
Capital One Financial Corp.                                     6,000           364,800
                                                                          --------------

Petroleum Refining - 6.72%
BP PLC. (c)                                                     7,000           296,660
ChevronTexaco Corp.                                             3,375           250,762
Exxon Mobil Corp.                                               8,000           292,640
Murphy Oil Corp.                                                5,400           318,492
                                                                          --------------
                                                                              1,158,554
                                                                          --------------

Pharmaceutical Preparations - 10.28%
Abbott Laboratories, Inc.                                       6,000           255,720
AstraZeneca PLC (c)                                             6,000           286,080
Bristol-Myers Squibb Inc.                                       8,300           210,571
Johnson & Johnson                                               8,550           430,322
Pfizer, Inc.                                                   11,100           350,760
Wyeth                                                           5,400           238,356
                                                                          --------------
                                                                              1,771,809
                                                                          --------------

Radio & Tv Broadcasting & Communications Equipment - 2.47%
Nokia Corp.  (c)                                               25,000           424,750
                                                                          --------------

Radiotelephone Communications - 2.68%
Dominion Resouces, Inc.                                         4,050           249,480
Vodafone Group PLC. (c)                                        10,000           211,500
                                                                          --------------
                                                                                460,980
                                                                          --------------

Retail - Auto Dealers & Gasoline Stations - 1.55%
Carmax, Inc. (a)                                                8,500           267,835
                                                                          --------------

Retail - Department Stores - 1.30%
Kohl's Corp. (a)                                                4,000           224,280
                                                                          --------------

Retail - Drug Stores & Proprietary Stores - 1.62%
Walgreen Co.                                                    8,000           278,560
                                                                          --------------

Rolling Drawing & Extruding of Nonferrous Metals - 1.81%
Tredegar Corp.                                                 20,000           311,600
                                                                          --------------

Savings Institutions, Not Federally Chartered - 1.52%
Washington Mutual, Inc.                                         6,000           262,500
                                                                          --------------

Security Brokers, Dealers & Flotation Companies - 2.18%
Goldman Sachs Group, Inc.                                       4,000           375,600
                                                                          --------------

Semiconductors & Related Devices - 1.92%
Intel Corp.                                                    10,000           330,500
                                                                          --------------


The accompanying notes are an integral part of the financial statements.

         AAM Equity Fund
 Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 94.19% - continued                          Number
                                                            of Shares          Value
                                                            ----------------------------

Services - Miscellaneous Amusement & Recreation  - 1.26%
Harrah's Entertainment, Inc.                                    5,000           217,500
                                                                          --------------

Services - Computer Programming, Data Processing, Etc. - 0.69%
Electronic Data Systems Corp.                                   5,500           117,975
                                                                          --------------

Services - Miscellaneous Amusement & Recreation - 1.71%
Walt Disney Co.                                                13,000           294,320
                                                                          --------------

Services - Motion Picture & Video Tape Production - 1.30%
Fox Entertainment Group, Inc. - Class A (a)                     8,075           223,678
                                                                          --------------

Services - Prepackaged Software - 3.37%
Microsoft Corp.                                                16,000           418,400
VERITAS Software Corp. (a)                                      4,500           162,675
                                                                          --------------
                                                                                581,075
                                                                          --------------

Ship & Boat Building & Repairing - 1.80%
General Dynamics Corp.                                          3,700           309,690
                                                                          --------------

Transportation Services - 1.38%
InteractiveCorp (a)                                             6,500           238,615
                                                                          --------------

Wholesale - Groceries & Related Products - 1.95%
Sysco Corp.                                                    10,000           336,600
                                                                          --------------

TOTAL COMMON STOCKS (Cost $14,199,846)                                       16,228,875
                                                                          --------------

Short-Term Investments - 5.80% (b)                          Principal
                                                            Amount
                                                            ----------
Money Market Securities - 5.80%
Huntington Money Market Fund - Investment Shares, 0.20%       999,148           999,148
                                                                          --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $999,148)                                    999,148
                                                                          --------------

TOTAL INVESTMENTS (Cost $15,198,994) - 99.99%                             $  17,228,023
                                                                          --------------

Other assets less liabilities - 0.01%                                             2,513
                                                                          --------------

TOTAL NET ASSETS - 100.00%                                                 $ 17,230,536
                                                                          ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.
(c) American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

                                 AAM Equity Fund
                        Statement of Assets and Liabilities
                                 October 31, 2003

          ASSETS
               Investments in securities, at value
                (cost $15,198,994)                                                       $ 17,228,023
               Dividends and interest receivable                                               17,286
               Receivable for Fund shares sold                                                  7,247
                                                                                     -----------------
               Total Assets                                                                17,252,556
                                                                                     -----------------

          LIABILITIES
               Payable for Fund shares repurchased                                              2,527
               Accrued advisory fees                                                           19,493
                                                                                     -----------------
               Total Liabilities                                                               22,020

                                                                                     -----------------
          NET ASSETS                                                                     $ 17,230,536
                                                                                     =================

          NET ASSETS CONSIST OF:
          Paid in surplus                                                                $ 16,138,873
          Accumulated undistributed net investment income                                      45,840
          Accumulated net realized gain (loss) from
                 investment transactions                                                     (983,206)
          Net unrealized appreciation (depreciation) on investments                         2,029,029
                                                                                     -----------------

                                                                                         $ 17,230,536
                                                                                     =================

          Shares Outstanding                                                                1,757,439
                                                                                     -----------------

          Net asset value, offering,
               and redemption price per share                                                  $ 9.80
                                                                                     =================


The accompanying notes are an integral part of the financial statements.

                                AAM Equity Fund
                           Statement of Operations
                     For the Year Ended October 31, 2003

          Investment Income:
               Dividend Income                                                          $ 203,409
               Interest Income                                                              1,873
                                                                                  ----------------
               Total investment income                                                    205,282
                                                                                  ----------------

          Expenses:
               Investment Advisor fees                                                    146,055
               Organizational expense                                                       4,077
               Trustee expense                                                              2,763
               Tax expense                                                                     15
                                                                                  ----------------
               Total expenses before reimbursement by Advisor                             152,910
               Less: Reimbursement by Advisor                                              (6,840)
                                                                                  ----------------
               Net Expenses                                                               146,070
                                                                                  ----------------
               Net Investment Income (Loss)                                                59,212
                                                                                  ----------------

          Net Realized and Unrealized Gains (Losses)
            on Investments:
               Net realized gain (loss) from investment transactions                     (393,606)
               Net change in unrealized appreciation (depreciation)
                 on investments                                                         2,830,509
                                                                                  ----------------
               Net realized and unrealized gain (loss) on investments                   2,436,903
                                                                                  ----------------
               Net increase (decrease) in net assets resulting
                 from operations                                                      $ 2,496,115
                                                                                  ================

The accompanying notes are an integral part of the financial statements.

                        AAM Equity Fund
                Statements of Changes in Net Assets


                                                                                        For the Years Ended
                                                                                 October 31,       October 31,
                                                                                    2003              2002
                                                                               ----------------  ----------------
          Operations:
               Net investment income (loss)                                           $ 59,212          $ 63,042
               Net realized gain (loss) from investment transactions                  (393,606)         (382,910)
               Net change in unrealized appreciation (depreciation)
                   on investments                                                    2,830,509          (609,650)
               Net increase (decrease) in net assets resulting
                                                                               ----------------  ----------------
                   from operations                                                   2,496,115          (929,518)
                                                                               ----------------  ----------------

          Distributions to Shareholders:
               Net investment income                                                   (70,691)          (28,581)
                                                                               ----------------  ----------------
               Total dividends and distributions to shareholders                       (70,691)          (28,581)
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Proceeds from shares sold                                            10,047,931         9,478,469
               Reinvestment of dividends                                                 5,718            21,791
               Amount paid for repurchase of shares                                 (3,105,260)       (6,056,366)
                                                                               ----------------  ----------------

               Net increase (decrease) from capital share transactions               6,948,389         3,443,894
                                                                               ----------------  ----------------

               Total increase (decrease) in net assets                               9,373,813         2,485,795
                                                                               ----------------  ----------------

          Net Assets
               Beginning of year                                                     7,856,723         5,370,928
                                                                               ----------------  ----------------

               End of year                                                        $ 17,230,536       $ 7,856,723
                                                                               ================  ================

          Accumulated undistributed net investment income
               included in net assets at end of period                                  45,840            57,319
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Shares sold                                                           1,173,999         1,005,727
               Shares reinvested                                                           664             2,138
               Shares redeemed                                                        (343,834)         (639,167)
                                                                               ----------------  ----------------

          Net increase (decrease) from
               capital share transactions                                              830,829           368,698
                                                                               ================  ================


The accompanying notes are an integral part of the financial statements.

      AAM Equity Fund
      FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout each year)

                                                          For the years ended October 31,
                                               ----------------------------------------------  --------------  --------------
                                                   2003            2002            2001            2000            1999
                                               --------------  --------------  --------------  --------------  --------------

Net asset value, beginning of year                    $ 8.48          $ 9.63         $ 11.53         $ 10.99          $ 9.43
Income (loss) from investment
      operations:
      Net investment income (loss)                      0.04            0.09            0.05            0.03            0.05
      Net gains or (losses) on securities
        (both realized and unrealized)                  1.36           (1.19)          (1.92)           0.55            1.53
                                               --------------  --------------  --------------  --------------  --------------
Total from investment operations                        1.40           (1.10)          (1.87)           0.58            1.58
                                               --------------  --------------  --------------  --------------  --------------
Less distributions
      Dividends (from net investment income)           (0.08)          (0.05)          (0.03)          (0.04)          (0.02)
      Distributions (from capital gains)                   -               -               -               -               -
                                               --------------  --------------  --------------  --------------  --------------
      Total dividend and distributions                 (0.08)          (0.05)          (0.03)          (0.04)          (0.02)
                                               --------------  --------------  --------------  --------------  --------------

                                               --------------  --------------  --------------  --------------  --------------
Net asset value, end of year                          $ 9.80          $ 8.48          $ 9.63         $ 11.53         $ 10.99
                                               ==============  ==============  ==============  ==============  ==============

Total return                                          16.58%         -11.49%         -16.28%           5.28%          16.74%

Net assets, end of year (000)                       $ 17,231         $ 7,857         $ 5,371         $ 5,295         $ 4,337

Ratios and Supplemental Data:
Ratio of expenses to average net assets
      before reimbursement                             1.20%           1.33%           1.30%           1.35%           1.35%
Ratio of expenses to average net assets                1.15%           1.20%           1.15%           1.15%           1.15%
Ratio of net income (loss) to average
      net assets before reimbursement                  0.41%           0.83%           0.30%           0.02%           0.23%
Ratio of net income (loss) to average
      net assets                                       0.47%           0.95%           0.46%           0.22%           0.43%

Portfolio Turnover Rate                               34.26%          20.06%          21.63%          32.79%          27.34%


The accompanying notes are an integral part of the financial statements.

                               AAM Equity Fund
                          Notes to Financial Statements
                               October 31, 2003

NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998. The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

                        AAM Equity Fund
                 Notes to  Financial  Statements
                  October 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment advisor is Appalachian Asset Management, Inc.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.15% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended October 31, 2003 the Advisor earned a fee of $146,055 from the Fund. The Advisor contractually has agreed through February 28, 2004, to waive and/or reimburse the Fund for fees and expenses of the non-interested Trustees and any deferred organizational costs amortized during the period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the fiscal year ended October 31, 2003, the Advisor reimbursed fees of $6,840.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2003. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     For the fiscal year ended October 31, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                          Amount
                                      ----------------
Purchases
     U.S. Government Obligations      $          -
     Other                              10,794,208
Sales
     U.S. Government Obligations      $          -
     Other                               4,056,934


     As of October 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                                     Amount
                                 ---------------
Gross Appreciation                $ 2,195,340
Gross (Depreciation)                 (166,311)

                                 --------------
Net Appreciation on Investments   $ 2,029,029
                                 ===============

     At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $15,198,994.

                            AAM Equity Fund
                      Notes to Financial Statements
                      October 31, 2003 - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of fiscal year ended October 31, 2003, RSBCO held in aggregate more than 92% of the Fund for the benefit of clients of Kanawha Trust, advisor of National Independent Trust Company.

NOTE 7.  ORGANIZATION COSTS

     Organization costs were amortized on a straight-line basis over a five-year period that ended in June, 2003.

NOTE 8.  CAPITAL LOSS CARRYFORWARDS

     At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $983,206, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration      Amount
---------------------   ------------
        2006               $ 15,559
        2007               $ 74,070
        2009               $117,061
        2011               $776,516

NOTE 9.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

                                     2003            2002
                                 -------------  ---------------
Ordinary income                      $ 70,691         $ 28,581
Long-term Capital Gain                      -                -
                                 -------------  ---------------
                                 -------------  ---------------
Total distributions paid             $ 70,691         $ 28,581
                                 =============  ===============

     As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                    $ 45,840
Undistributed long-term capital gain/(accumulated losses)             (983,206)
Unrealized appreciation/(depreciation)                               2,029,029

                                                                 --------------
                                                                     $ 1,091,663
                                                                 ==============

INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Trustees
AAM Equity Fund
(a series of AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of the AAM Equity Fund, including the schedule of portfolio investments as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AAM Equity Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 18, 2003

                  ELECTION OF TRUSTEES - Unaudited

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld             Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489          16,000,439.33

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489          16,000,439.33

Daniel Condon                         11,300,632.473          987.366          4,698,819.489          16,000,439.33

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489          16,000,439.33

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489          16,000,439.33


                TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Timothy Ashburn(2)              President, Assistant Secretary and       President and Secretary since             28
                                              Trustee                       October 2002; Trustee of
c/o Unified Fund Services,                                              AmeriPrime Advisors Trust since
Inc.                                                                    November 2002, AmeriPrime Funds
431 N. Pennsylvania St.                                                 since December 2002, and Unified
Indianapolis, IN 46204                                                  Series Trust since October 2002

Year of Birth: 1950
----------------------------- ---------------------------------------- ----------------------------------- --------------------


---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief       Unified Financial Services, Inc. since 1989;
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                CCMI Funds since July 2003
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------------------------------------------------- --------------------------------------------------------


----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Ronald C. Tritschler(3)                       Trustee                   Trustee of AmeriPrime Funds and            28
                                                                           Unified Series Trust since
c/o Unified Fund Services,                                                December 2002 and AmeriPrime
Inc.                                                                   Advisors Trust since November 2002
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ---------------------------------------- ----------------------------------- --------------------


---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb                CCMI Funds since July 2003
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------------------------------------------------- --------------------------------------------------------


----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                                                                                   Portfolios in Fund
                                                                                                            Complex1 Overseen
                              Position(s) Held with the Fund Complex1      Length of Time Served               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer   Since October 2002 for AmeriPrime           N/A
                                                                         Funds and AmeriPrime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal distributor; Director of Unified
Financial Services, Inc. from 1989 to March 2002; Chief Financial
Officer of CCMI Funds since July 2003.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                 Position(s) Held                    Length of Time Served             Portfolios
                                            with Trust                                                      in Fund Complex(1)
                                                                                                           Overseen by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Carol Highsmith                              Secretary                 Since October 2002 for AmeriPrime           N/A
                                                                         Funds and Ameriprime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                               Other Directorships Held
---------------------------------------------------------------------- --------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present)                              None
---------------------------------------------------------------------- --------------------------------------------------------

     (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
                                Position(s) Held with the Fund                                  Fund Complex1
                                            Complex1                                                Overseen
Name, Age and Address                                               Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              28
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy             CCMI Funds since July 2003
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                               Position(s) Held with the Fund      Length of Time Served         Number of
                                           Complex1                                            Portfolios in
    Name, Age and Address                                                                      Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since July 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since July 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                         PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (888) 905-2283.

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

     (c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

     (d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

     (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


                              SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                  Date 1/9/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                  Date 1/9/04

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date              1/9/04
    --------------------------------